INCOME TAXES (Schedule of Taxes on Income by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes on income by jurisdiction
Domestic	$ (392)	$ 1,058	$ 19,466
Foreign	3,351	1,810	812
Total income tax expense	2,959	2,868	20,278
Domestic:
Current taxes	4,045	4,205	21,106
Deferred tax benefit	(3,027)	(2,394)	(1,594)
Taxes in respect of previous years	(1,410)	(753)	(46)
Total - Domestic	(392)	1,058	19,466
Foreign:
Current taxes	2,107	1,700	517
Deferred tax expense	1,514	243	860
Taxes in respect of previous years	(270)	(133)	(565)
Total - Foreign	3,351	1,810	812
Total income tax expense	$ 2,959	$ 2,868	$ 20,278